Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Stock-based Compensation
Stock-based Compensation

10.Stock-based Compensation

2018 Equity Incentive Plan

Legacy Tvardi’s 2018 Stock Incentive Plan (the 2018 Plan) provided employees, consultants and advisors and non-employee members of the Board of Directors and its affiliates with the opportunity to receive grants of stock options, stock awards and equity awards. Since inception, Legacy Tvardi only issued stock options. The Company assumed, effective as of the closing of the Merger, the 2018 Plan, as well as the outstanding awards granted thereunder and the award agreements evidencing the grants of such awards, including any awards granted to Tvardi’s named executive officers, in each case subject to applicable adjustments in the manner set forth in the Merger Agreement to such awards. No further awards will be granted under the 2018 Plan following the Merger.

2025 Equity Incentive Plan

The Company’s 2025 Plan became effective at the closing of the Merger. As of the effective time of the Merger, there were 935,554 shares of the Company’s common stock available for grant under the 2025 Plan. In addition, the number of shares initially reserved and available for issuance under the 2025 Plan may be increased at the discretion of the Company’s Board of Directors (and without any further action by the Company’s stockholders) on January 1 of each year for a period of five years, commencing on January 1, 2026 and ending on January 1, 2030, in an amount not to exceed 5% of the total number of shares of the Fully Diluted Common Stock (as defined in the 2025 Plan) determined on December 31 of the preceding year, if the Company’s Board of Directors acts prior to January 1 of a given year to provide that the increase for such year will occur and to determine the applicable number of additional shares of the Company’s common stock. In the absence of action by the Company’s Board of Directors, no such increase will automatically occur.

Shares of unused common stock underlying any Awards that are forfeited, canceled or reacquired by the Company prior to vesting will again be available for the grant of Awards under the 2025 Plan. Shares underlying any Awards that are forfeited, canceled, or reacquired by the Company prior to vesting, satisfied without the issuance of stock or otherwise terminated and shares that are withheld upon exercise of an option of settlement of an award to cover the exercise price or tax withholding shall be added back to the shares available for issuance under the 2025 Plan. As of June 30, 2025, the Company had 537,614 shares remaining available for grant under the 2025 Plan.

2025 Employee Stock Purchase Plan

The Company’s 2025 ESPP became effective at the closing of the Merger. As of the effective time of the Merger, there were 93,555 shares of the Company’s common stock reserved for issuance under the 2025 ESPP (the Initial Share Reserve). Additionally, the number of shares of common stock reserved for issuance under the 2025 ESPP will automatically increase on January 1 of each year for a period of up to ten years, beginning on January 1, 2026 and continuing through and including January 1, 2035, by an amount equal to the lesser of (i) 1% of the total number of shares of the Fully Diluted Common Stock (as defined in the 2025 ESPP) determined on December 31 of the preceding year, and (ii) a number of shares equal to three times the Initial Share Reserve. Notwithstanding the foregoing, the Company’s Board of Directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares. No offering periods under the 2025 ESPP had been initiated as of June 30, 2025.

Fair Value Inputs

The fair value of stock option grants is estimated using the Black-Scholes option-pricing model. The Company historically had been a private company prior to the Merger and lacked company-specific historical and implied volatility information. Therefore, it estimated its expected stock volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so after the Merger until such time as it has adequate historical data regarding the volatility of its own publicly traded stock price. The expected option term is calculated based on the simplified method for awards with service-based conditions, which uses the midpoint between the vesting date and the contractual term, as the Company does not have sufficient historical data to develop an estimate based on participant behavior. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

The following table presents, on a weighted-average basis, the assumptions used in the Black-Scholes option-pricing model to determine the fair value of stock options granted. For options granted after the Merger in April 2025, the Company’s closing stock price on the grant date was used.

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2025	2024	2025	2024
Per share fair value of common stock	$17.04	n/a	$17.04	$4.62
Expected volatility	67.87 - 68.86%	n/a	67.87 - 68.86%	73.79%
Expected dividends	—%	n/a	—%	—%
Expected term (in years)	5.50 - 6.25	n/a	5.50 - 6.25	5.94
Risk-free rate	4.0%	n/a	4.0%	3.9%

Stock Options

The Company granted 397,940 stock options during the three months ended June 30, 2025. The Company granted 3,352 stock options during the six months ended June 30, 2024. There were no stock options granted during the three months ended March 31, 2025 or during the three months ended June 30, 2024.

The weighted-average grant date fair value per share of options granted to employees, non-employee members of the Company’s Board of Directors and consultants during the three months ended June 30, 2025 was $11.14. The weighted-average grant date fair value per share of options granted to one employee during the six months ended June 30, 2024 was $4.62. Forfeitures of stock options are recorded as incurred.

Both the stock option grant detail above and the option activity below reflect the retroactive application of the Exchange Ratio as discussed in Note 3, Merger Agreement.

The following table summarizes option activity during the six months ended June 30, 2025:

		Weighted-	Weighted-Average
	Number of	Average Exercise	Remaining Contractual	Intrinsic Value (In
	Options	Price	Term (In Years)	Thousands)
Outstanding as of January 1, 2025	729,010	$3.21	6.06	$2,914
Granted	397,940	17.04
Exercised(1)	(18,618)	22.80
Forfeited/expired(2)	(5,177)	29.35
Options assumed from Cara upon Merger closing	113,487	319.80
Outstanding as of June 30, 2025	1,216,642	$36.86	6.60	$17,037
Options exercisable as of June 30, 2025(3)	760,787	$49.61	4.88	$13,512
Vested and expected to vest as of June 30, 2025	1,216,642	$36.86	6.60	$17,037
(1)	Includes 17,665 of exercises of assumed Cara options after the Merger closed.
(2)	Includes 375 of forfeitures of assumed Cara options after the Merger closed.
(3)	Includes 82,918 of assumed Cara options that were forfeited/expired in July 2025, 90 days after the Merger closed.

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock options and the estimated fair value of the Company’s common stock for those stock options that had exercise prices lower than the estimated fair value of the Company’s common stock. The aggregate intrinsic value of stock options exercised during each of the three and six months ended June 30, 2025 was $0.1 million. The aggregate intrinsic value of stock options exercised during the six months ended June 30, 2024 was less than $0.1 million. There were no exercises of stock options during the three months ended June 30, 2024.

The following table illustrates the classification of stock-based compensation in the condensed consolidated statements of operations and comprehensive income (loss) (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
Research and development	$147	$28	$176	$57
General and administrative	480	51	531	103
Total stock-based compensation	$627	$79	$707	$160

As of June 30, 2025, there was $4.6 million of total unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted-average period of 3.28 years.

11.Stock-based Compensation

Stock Incentive Plan

In March 2018, the Company established the 2018 Stock Incentive Plan, or the 2018 Plan, under which the Company may grant incentive stock options, non-statutory options, stock appreciation rights, awards of restricted stock, restricted stock units and other stock-based awards, collectively referred to as the Awards. Employees, officers, directors, consultants and advisors are eligible to receive awards under the 2018 Plan; however incentive stock options may only be granted to employees.

As of December 31, 2024 and 2023, the total number of shares of common stock reserved for issuance under the 2018 Plan was 6,657,329 shares. Shares of unused common stock underlying any Awards that are forfeited, canceled or reacquired by the Company prior to vesting will again be available for the grant of Awards under the 2018 Plan. Shares underlying any Awards that are forfeited, canceled, or reacquired by the Company prior to vesting, satisfied without the issuance of stock or otherwise terminated and shares that are withheld upon exercise of an option of settlement of an award to cover the exercise price or tax withholding shall be added back to the shares available for issuance under the 2018 Plan. As of December 31, 2024 and 2023, the Company had 1,023,786 shares and 1,013,786 shares, respectively, remaining available for grant under the 2018 Plan.

The 2018 Plan is administered by the Board. The Board determines the exercise prices for stock options, which may not be less than 100% of the fair market value of the Company’s common stock on the date of grant, vesting terms, and other restrictions. The Board also determines the fair value the Company’s common stock, taking into consideration its most recently available valuation of common stock performed by third parties as well as additional factors which may have changed since the date of the most recent contemporaneous valuation through the date of grant. Stock options granted under the 2018 Plan expire ten years after the grant date, unless the Board sets a shorter term, and typically vest over four years.

Fair Value Inputs

The fair value of stock option grants is estimated using the Black-Scholes option-pricing model. The Company historically has been a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The expected option term is calculated based on the simplified method for awards with service-based conditions, which uses the midpoint between the vesting date and the contractual term, as the Company does not have sufficient historical data to develop an estimate based on participant behavior. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

The following table presents, on a weighted-average basis, the assumptions used in the Black- Scholes option-pricing model to determine the fair value of stock options granted:

	For the Year Ended
	December 31,
	2024	2023
Per share fair value of common stock	$0.62	$0.52
Expected volatility	73.8%	67.4%
Expected dividends	0%	0%
Expected term (in years)	5.9	6.1
Risk-free rate	3.93%	3.56%

Stock Options

The following table summarizes option activity during the year ended December 31, 2024:

		Weighted-	Weighted-Average
	Number of	Average	Remaining Contractual	Intrinsic Value
	Options	Exercise Price	Term (In Years)	(In Thousands)
Outstanding as of January 1, 2024	5,509,379	$0.43	7.04	$2,699
Granted	25,000	0.92	—	—
Exercised	(63,750)	0.08	—	—
Forfeited/expired	(35,000)	0.82	—	—
Outstanding as of December 31, 2024	5,435,629	$0.43	6.06	$2,914
Options exercisable as of December 31, 2024	4,582,807	$0.38	5.78	$2,700
Vested and expected to vest as of December 31, 2024	5,435,629	$0.43	6.06	$2,914

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock options and the estimated fair value of the Company’s common stock for those stock options that had exercise prices lower than the estimated fair value of the Company’s common stock. The aggregate intrinsic value of stock options exercised during each of the years ended December 31, 2024 and 2023 was less than $0.1 million.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2024 and 2023 was $0.62 and $0.52, respectively.

As of December 31, 2024, there was $0.3 million of total unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted-average period of 1.38 years.

The following table illustrates the classification of stock-based compensation in the statements of operations (in thousands):

	For the Year Ended
	December 31,
	2024	2023
Research and development	$169	$111
General and administrative	150	203
Total stock-based compensation	$319	$314